Leases	12 Months Ended
Dec. 31, 2026
Lease liabilities [abstract]
Leases

14. Leases
The Company's leases comprise of the following:

Balance, January 1, 2024	$1,080
Addition from acquisition of Florida Canyon	9,196
Change in estimates and modification	595
Payments	(2,341)
Interest	221
Adjustment on currency translation	(39)
Balance, December 31, 2024	$8,712
Additions	21,618
Payments(1)	(10,156)
Disposal	50
Interest	1,606
Balance, December 31, 2025	$21,830
Less: current portion	(7,677)
Long-term leases	$14,153
(1)Excludes $1.8 million of cash prepayments for equipment leases for which no lease liability had been recognized, as the leases had not yet commenced as at December 31, 2025.